Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are providing the following information in the format required by the SEC regarding compensation for our CEO (also referred to as our principal executive officer or “PEO”) and our CFO, who are our only named executive officers, or NEOs, included in our Summary Compensation Table (or “SCT”) for fiscal years 2022, 2023 and 2024 along with our “total stockholder return” (or “TSR”) as defined by the SEC and our reported net income attributable to common stockholders for those years.
For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with our performance, refer to “Executive Officer Compensation—Compensation Discussion and Analysis” on page 27.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO- NEO (3)	Average Compensation Actually Paid to Non-PEO- NEO (4)	Value of Initial Fixed $100 Investment Based on Company Total Stockholder Return (5)	Net Income (Loss) Attributable to Common Stockholders

2024	$1,751,376	$1,287,433	$787,252	$674,698	$65.87	$1,956,000

2023	1,386,781	1,901,890	697,721	996,976	91.57	(14,807,000)

2022	7,548,069	4,582,260	1,489,190	1,079,053	61.20	90,426,000

(1)
For each fiscal year included in the table, William H. Armstrong III served as our PEO. The amounts in this column are equal to the amounts in the “total” compensation column in the SCT for the PEO for each applicable year.

(2)
The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Mr. Armstrong as defined by and computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the rule, the adjustments reflected in the table below were made to Mr. Armstrong’s total compensation for each year reflected in the SCT to determine the CAP values. The assumptions used to calculate the equity award fair values did not materially differ from those disclosed as of the grant date of such equity awards.

		Adjust Value of Current Year’s Equity Award Grants		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Award Grants
Year	SCT Total	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Unvested Awards as of 12/31	Vested Awards during Year	CAP

2024	$1,751,376	$(587,923)	$519,373	$(189,208)	$(206,185)	$1,287,433

2023	1,386,781	0	0	$540,360	$(25,251)	1,901,890

2022	7,548,069	(4,311,015)	1,986,581	(718,105)	76,730	4,582,260

(3)
Our only other NEO (other than Mr. Armstrong) for each fiscal year included in the table was Erin D. Pickens, our CFO. The amounts in this column are equal to the amounts in the “total” compensation column in the SCT for Ms. Pickens for each applicable year.

(4)
The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Ms. Pickens as defined by and computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the rule, the adjustments reflected in the table below were made to Ms. Pickens’ total compensation for each year reflected in the SCT to determine the CAP values. The assumptions used to calculate the equity award fair values did not materially differ from those disclosed as of the grant date of such equity awards.

		Adjust Value of Current Year’s Equity Award Grants		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Award Grants
Year	SCT Total	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Unvested Awards as of 12/31	Vested Awards during Year	CAP

2024	$787,252	$(133,579)	$157,465	$(45,911)	$(45,860)	$674,698

2023	697,721	0	0	300,464	(1,209)	996,976

2022	1,489,190	(546,145)	255,650	(133,885)	14,243	1,079,053

(5)
Reflects the cumulative total stockholder return on the Company’s Common Stock as measured by (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, divided by (ii) the share price at the beginning of the measurement period. The “measurement period” is the period beginning at the “measurement point” established by the market close on the last trading day before the earliest fiscal year in the table, through and including the end of the fiscal year for which the TSR is being calculated. The closing price at the measurement point is converted into a fixed investment of $100 in the Company’s Common Stock, and for each year, the amount in the table is the value of such fixed investment based on the cumulative TSR as of the end of that year. The closing price per share of our common stock on the last trading day in 2021 was $36.57, in 2022 was $19.29, in 2023 was $28.86, and in 2024 was $20.76, and we paid a special cash dividend of $4.67 per share in 2022.

Company Selected Measure Name	Net Income (Loss )Attributable to Common Stockholders
PEO Total Compensation Amount	$ 1,751,376	$ 1,386,781	$ 7,548,069
PEO Actually Paid Compensation Amount	$ 1,287,433	1,901,890	4,582,260
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Mr. Armstrong as defined by and computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the rule, the adjustments reflected in the table below were made to Mr. Armstrong’s total compensation for each year reflected in the SCT to determine the CAP values. The assumptions used to calculate the equity award fair values did not materially differ from those disclosed as of the grant date of such equity awards.

		Adjust Value of Current Year’s Equity Award Grants		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Award Grants
Year	SCT Total	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Unvested Awards as of 12/31	Vested Awards during Year	CAP

2024	$1,751,376	$(587,923)	$519,373	$(189,208)	$(206,185)	$1,287,433

2023	1,386,781	0	0	$540,360	$(25,251)	1,901,890

2022	7,548,069	(4,311,015)	1,986,581	(718,105)	76,730	4,582,260

Non-PEO NEO Average Total Compensation Amount	$ 787,252	697,721	1,489,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 674,698	996,976	1,079,053
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported in this column represent the amount of “compensation actually paid,” or “CAP,” to Ms. Pickens as defined by and computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the rule, the adjustments reflected in the table below were made to Ms. Pickens’ total compensation for each year reflected in the SCT to determine the CAP values. The assumptions used to calculate the equity award fair values did not materially differ from those disclosed as of the grant date of such equity awards.

		Adjust Value of Current Year’s Equity Award Grants		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Award Grants
Year	SCT Total	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Unvested Awards as of 12/31	Vested Awards during Year	CAP

2024	$787,252	$(133,579)	$157,465	$(45,911)	$(45,860)	$674,698

2023	697,721	0	0	300,464	(1,209)	996,976

2022	1,489,190	(546,145)	255,650	(133,885)	14,243	1,079,053

Total Shareholder Return Amount	$ 65.87	91.57	61.2
Net Income (Loss)	$ 1,956,000	(14,807,000)	90,426,000
PEO Name	William H. Armstrong
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (206,185)	(25,251)	76,730
PEO | Grant DateFair Valueas reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(587,923)	0	(4,311,015)
PEO | Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,373	0	1,986,581
PEO | Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(189,208)	540,360	(718,105)
Non-PEO NEO | Grant DateFair Valueas reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,579)	0	(546,145)
Non-PEO NEO | Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,465	0	255,650
Non-PEO NEO | Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,911)	300,464	(133,885)
Non-PEO NEO | Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,860)	$ (1,209)	$ 14,243